Advances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Schedule of Advances from Nonaffiliated Collaboration	As of June 30, 2014 no revenues were realized from this agreement.

	June 30, 2014	December 31, 2013
BioTime, Inc. (in thousands)	$250	$250
As of December 31, 2013, no revenues were realized from this agreement.

	December 31, 2013	December 31, 2012

BioTime, Inc. (in thousands)	$250	$250